Revenue By Categories (Details) - Schedule of Revenue Generated from Different Continents - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Generated from Different Continents [Line items]
Revenue	[1]	$ 183,908,345	$ 137,908,151	$ 103,043,585
Revenue in %	[1]	100.00%	100.00%	100.00%
North America [Member]
Schedule of Revenue Generated from Different Continents [Line items]
Revenue		$ 99,042,513	$ 98,002,901	$ 23,519,663
Revenue in %		54.00%	71.00%	23.00%
Europe [Member]
Schedule of Revenue Generated from Different Continents [Line items]
Revenue		$ 47,372,340	$ 28,601,831	$ 14,290,257
Revenue in %		26.00%	21.00%	14.00%
Asia [Member]
Schedule of Revenue Generated from Different Continents [Line items]
Revenue		$ 31,113,076	$ 10,319,535	$ 64,551,219
Revenue in %		17.00%	7.00%	62.00%
Others [Member]
Schedule of Revenue Generated from Different Continents [Line items]
Revenue		$ 6,380,416	$ 983,884	$ 682,446
Revenue in %		3.00%	1.00%	1.00%

[1]	Total revenue excludes self-mining revenue.